Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies
Disaggregation of revenues
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Three Months Ended March 31, 2022:

Revenues	$2,434,600	$430,300	$2,864,900

Foreign Sales	783,600	269,700	1,053,300
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Three Months Ended March 31, 2021:

Revenues	$2,365,700	$142,900	$2,508,600

Foreign Sales	942,200	102,600	1,044,800
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Nine Months Ended March 31, 2022:

Revenues	$7,465,700	$1,157,800	$8,623,500

Foreign Sales	2,814,700	791,200	3,605,900
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Nine Months Ended March 31, 2021:

Revenues	$6,803,300	$441,800	$7,245,100

Foreign Sales	2,724,800	395,000	3,119,800

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
June 30, 2021:

Revenues	$9,043,600	731,600	$9,775,200

Foreign Sales	3,483,700	684,600	4,168,300
	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
June 30, 2020:

Revenues	$6,783,600	$1,000,800	$7,784,400

Foreign Sales	2,589,800	1,000,400	3,590,200